SHAREHOLDERS' EQUITY (Schedule of stock option outstanding and exercisable awards) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
5.91 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 5.91
Awards outstanding, Number of awards outstanding at the end of the year	18,750
Awards outstanding, Weighted average remaining contractual life (years)	3 years 2 months 26 days
Awards exercisable, Number of awards exercisable at the end of year	17,187
Awards exercisable, Weighted average remaining contractual life (years)	3 years 2 months 26 days
6.07 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 6.07
Awards outstanding, Number of awards outstanding at the end of the year	35,000
Awards outstanding, Weighted average remaining contractual life (years)	5 years 2 months 26 days
Awards exercisable, Number of awards exercisable at the end of year	15,312
Awards exercisable, Weighted average remaining contractual life (years)	5 years 2 months 26 days
6.23 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 6.23
Awards outstanding, Number of awards outstanding at the end of the year	35,000
Awards outstanding, Weighted average remaining contractual life (years)	5 years 1 month 9 days
Awards exercisable, Number of awards exercisable at the end of year	15,312
Awards exercisable, Weighted average remaining contractual life (years)	5 years 1 month 9 days
6.31 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 6.31
Awards outstanding, Number of awards outstanding at the end of the year	28,125
Awards outstanding, Weighted average remaining contractual life (years)	5 years 7 days
6.42 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 6.42
Awards outstanding, Number of awards outstanding at the end of the year	20,000
Awards outstanding, Weighted average remaining contractual life (years)	4 years 3 months 29 days
Awards exercisable, Number of awards exercisable at the end of year	12,500
Awards exercisable, Weighted average remaining contractual life (years)	4 years 3 months 29 days
6.45 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 6.45
Awards outstanding, Number of awards outstanding at the end of the year	18,750
Awards outstanding, Weighted average remaining contractual life (years)	5 years 4 months 28 days
6.59 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 6.59
Awards outstanding, Number of awards outstanding at the end of the year	25,000
Awards outstanding, Weighted average remaining contractual life (years)	4 years 11 months 1 day
7.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 7
Awards outstanding, Number of awards outstanding at the end of the year	100,000
Awards outstanding, Weighted average remaining contractual life (years)	3 years 7 months 28 days
Awards exercisable, Number of awards exercisable at the end of year	81,250
Awards exercisable, Weighted average remaining contractual life (years)	3 years 7 months 28 days
8.90 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 8.9
Awards outstanding, Number of awards outstanding at the end of the year	10,000
Awards outstanding, Weighted average remaining contractual life (years)	1 year 2 months 1 day
Awards exercisable, Number of awards exercisable at the end of year	10,000
Awards exercisable, Weighted average remaining contractual life (years)	1 year 2 months 1 day
9.12 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 9.12
Awards outstanding, Number of awards outstanding at the end of the year	20,000
Awards outstanding, Weighted average remaining contractual life (years)	4 months 9 days
Awards exercisable, Number of awards exercisable at the end of year	20,000
Awards exercisable, Weighted average remaining contractual life (years)	4 months 9 days
14.16 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Exercise price | $ / shares	$ 14.16
Awards outstanding, Number of awards outstanding at the end of the year	175,000
Awards outstanding, Weighted average remaining contractual life (years)	6 years 2 months 4 days